DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Discontinued operations
Operating (losses) earnings from discontinued operations, net of tax	$ (1)	$ (14)	$ (3)	$ (3)	$ 1	$ (2)	$ (1)	$ 1	$ (21)	$ (1)	$ 6
Clorox Venezuela [Member]
Discontinued operations
Net sales for Clorox Venezuela									77	90	89
Operating (losses) earnings from discontinued operations before income taxes									(23)	1	13
Income tax benefit (expense) attributable to discontinued operations									6	0	(5)
Operating (losses) earnings from discontinued operations, net of tax									(17)	1	8
Other Discontinued Operations [Member]
Discontinued operations
Operating (losses) earnings from discontinued operations, net of tax									$ (4)	$ (2)	$ (2)